Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net (loss) profit	$ (3,142,255)	$ 60,077
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Depreciation	4,979,274	5,246,912
Amortization of intangible assets	54,745	43,129
Interest income		(8,728)
Stock-based compensation	100,936
Interest expense	650,492	515,846
Deferred tax	(30,135)	55,545
Recovery of doubtful accounts, net	(2,872)	(19,554)
Provision for withholding taxes receivable	1,012,543
Write off of withholding taxes receivable	710,219
Gain from fixed assets disposal	(431)	(27,504)
Changes in operating assets and liabilities:
Accounts and other receivables	389,320	858,205
Other current assets	123,764	122,371
Inventory	(484,745)
Amount due from related parties	(373,003)	(12,930)
Other non-current assets	162,998	(196,184)
Trade and other payables	(561,769)	(446,040)
Other current liabilities	(670,072)	(177,789)
Income tax payables	272,972
Amount due to related parties	529,489	(381,737)
Withholding taxes receivable	799,606	(960,497)
Provision for employee benefits	386,425	321,489
Net cash provided by operating activities	4,907,501	4,992,611
Investing activities
Purchase of property and equipment	(1,405,190)	(433,513)
Proceeds from disposal of property and equipment		29,164
Purchase of intangible assets	(26,316)	(47,163)
Net cash used in investing activities	(1,431,506)	(451,512)
Financing activities
Proceeds from borrowings	7,363,163	3,122,656
Repayment of borrowings	(5,371,766)	(1,072,216)
Interest paid	(248,047)	(260,179)
Lease payments	(2,876,314)	(3,519,282)
Net cash used in financing activities	(1,132,964)	(1,729,021)
Effect of exchange rate changes on cash	99,158	(585,922)
Net increase in cash and cash equivalents, and restricted cash	2,442,189	2,226,156
Cash and cash equivalents, and restricted cash at beginning of year	7,687,721	5,461,565
Cash and cash equivalents, and restricted cash at end of year	10,129,910	7,687,721
Non-cash investing and financing activities
Leasehold improvements through finance leases		$ 62,295